UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2016

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 50.1%
Adjustable Rate Mortgage Trust, 2005-11 5A1	1.026%	2/25/36	136,157	$107,995	(a)
Banc of America Funding Corp., 2004-B 6A1	5.946%	12/20/34	330,261	231,107	(a)
Banc of America Funding Corp., 2005-E 8A1	2.028%	6/20/35	366,853	233,895	(a)
Banc of America Funding Corp., 2015-R3 2A2	0.714%	2/27/37	1,532,216	965,509	(a)(b)
Banc of America Funding Corp., 2015-R3 3A2	1.301%	4/29/47	1,460,000	1,314,206	(a)(b)
Bayview Commercial Asset Trust, 2006-1A B2	2.456%	4/25/36	467,194	328,281	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	1.396%	4/25/34	368,335	354,611	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.756%	9/25/34	25,396	25,236	(a)
Bear Stearns ARM Trust, 2004-08 11A1	3.052%	11/25/34	224,307	220,563	(a)
CGBAM Commercial Mortgage Trust, 2016-IMC A	2.438%	11/15/21	890,000	897,479	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-2A A1	1.026%	5/25/35	290,002	262,118	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	1.006%	8/25/35	287,171	258,431	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.504%	3/15/29	410,000	408,265	(a)(b)
Commercial Mortgage Trust, 2016-SAVA A	2.424%	10/15/34	550,000	553,311	(a)(b)
Countrywide Alternative Loan Trust, 2004-6CB A	1.336%	5/25/34	320,514	318,465	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	1.026%	7/20/35	676,714	606,746	(a)(c)
Countrywide Alternative Loan Trust, 2008-2R 3A1	6.000%	8/25/37	515,197	418,764
Countrywide Home Loans, 2004-20 2A1	2.891%	9/25/34	426,188	310,419	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	50,648	50,734	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	3.309%	2/20/36	423,494	373,631	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	133,702	135,499	(b)
Countrywide Home Loans, 2006-R2 AF1	1.004%	7/25/36	110,579	100,659	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1	1.416%	2/25/35	33,448	28,934	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	1.116%	3/25/35	175,376	155,322	(a)(b)
Credit Suisse Mortgage Trust, 2014-5R 3A1	0.784%	12/27/36	179,859	178,369	(a)(b)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.382%	10/27/46	1,110,000	920,307	(a)(b)
Deutsche Bank Commercial Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	252,039
Deutsche Mortgage Securities Inc., 2004-4 3AR1	3.491%	6/25/34	234,160	225,203	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	40,858	378
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	9,832,719	1,122,132
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	6,324,147	908,653
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	975,060	204,096
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	86,680	1,832	(a)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2	6.006%	10/25/23	300,000	330,994	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2	4.842%	1/25/29	1,250,000	1,302,786	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B	9.842%	4/25/29	640,000	661,944	(a)(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.156%	3/20/60	130,993	130,669	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.606%	5/20/60	110,498	111,681	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	1.606%	6/20/60	618,026	626,092	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.980%	11/20/60	1,125,679	1,118,538	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.030%	1/20/61	127,566	$127,119	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FA	1.030%	12/20/60	248,732	247,688	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.030%	12/20/60	232,149	231,103	(a)(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.980%	2/20/61	553,441	550,061	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.030%	2/20/61	390,388	388,859	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FD	1.030%	2/20/61	352,346	350,866	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.030%	3/20/61	708,018	705,050	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	1.030%	4/20/61	135,027	134,424	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	1.050%	8/20/62	600,542	598,796	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	1.060%	10/20/62	412,252	410,808	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 WA	1.050%	10/20/62	643,335	640,826	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	1.106%	3/25/35	572,724	510,696	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	1.156%	4/25/36	287,346	239,197	(a)(b)
GSMSC Resecuritization Trust, 2014	0.674%	4/26/37	1,230,000	998,652	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.209%	1/19/35	175,881	173,514	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	3.341%	12/19/35	82,636	72,444	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.912%	3/25/36	1,292,650	933,858	(a)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	1.616%	9/25/34	166,888	152,460	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	3.183%	10/25/35	235,082	210,709	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	150,000	157,850
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	865,265
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	572,829	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN A	1.624%	6/15/29	550,000	549,548	(a)(b)
JPMorgan Mortgage Trust, 2005-A3 3A4	2.834%	6/25/35	247,240	246,172	(a)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	2.899%	12/25/33	74,272	72,073	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	1.106%	5/25/35	874,697	682,717	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.502%	5/25/36	325,164	293,718	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.413%	5/25/36	104,347	93,673	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	350,000	358,934
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	660,000	657,876	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	3.055%	5/25/36	571,869	482,684	(a)
Morgan Stanley Re-remic Trust, 2015-R2 1A1	1.251%	12/26/46	469,277	458,054	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2 1B	1.251%	12/26/46	1,536,313	939,568	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	0.834%	8/26/47	830,037	786,784	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1A1	0.852%	7/26/45	279,669	263,100	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2A1	0.822%	7/26/45	281,815	270,144	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2B	0.822%	7/26/45	2,670,000	1,289,880	(a)(b)
Mortgage IT Trust, 2005-3 A1	0.892%	8/25/35	328,433	311,608	(a)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	660,000	658,360	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Nomura Resecuritization Trust, 2015-1R 2A2	1.164%	10/26/36	1,070,000	$1,043,600	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	499,392	476,246	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	1.196%	6/25/34	200,212	195,559	(a)
Residential Accredit Loans Inc., 2005-QO4 2A1	1.036%	12/25/45	290,674	207,776	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.734%	7/25/23	420,000	497,278	(a)
Structured ARM Loan Trust, 2004-09XS A	0.962%	7/25/34	428,402	414,587	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	1.309%	7/19/34	256,561	246,188	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.986%	2/25/36	649,256	508,135	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.966%	4/25/36	261,229	211,228	(a)
Structured Asset Securities Corp., 2005-RF1 A	1.106%	3/25/35	161,217	136,389	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	1.106%	4/25/35	174,479	145,347	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8	0.952%	10/25/45	455,873	406,853	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.839%	10/25/34	130,783	131,743	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.974%	10/25/44	116,374	112,942	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	1.156%	6/25/35	558,623	424,214	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.392%	1/25/45	93,611	86,671	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3	0.952%	7/25/45	714,031	682,064	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	1.082%	10/25/45	194,419	167,360	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	454,630	334,866
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	143,693

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,764,128)				41,016,599

ASSET-BACKED SECURITIES - 30.6%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	630,848	507,546
Ace Securities Corp., 2005-HE3 M4	1.701%	5/25/35	1,280,000	924,921	(a)
ALM Loan Funding, 2013-10A B	3.480%	1/15/25	250,000	250,325	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	1.663%	9/25/32	116,689	108,386	(a)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	1.431%	3/25/35	77,164	77,358	(a)
Apidos CLO, 2013-16A B	3.678%	1/19/25	400,000	400,556	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.881%	9/25/33	24,093	21,562	(a)
Atrium CDO Corp., 2009-A A	2.237%	2/28/24	500,000	500,974	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.656%	10/27/32	175,298	165,698	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	605,663	450,937
Carlyle Global Market Strategies, 2013-4A C	3.680%	10/15/25	250,000	250,348	(a)(b)
Cavalry CLO Ltd., 2002-A A	2.230%	1/17/24	250,000	250,045	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	275,750	285,043
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	1.386%	2/25/35	244,419	233,224	(a)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	446,706	473,405	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.369%	2/25/34	626,107	627,717
Countrywide Asset-Backed Certificates, 2004-BC1 M1	1.506%	2/25/34	96,326	92,125	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.656%	10/25/47	707,213	$658,402	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.854%	11/15/36	492,200	380,945	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	396,183	412,983	(b)
Dryden Senior Loan Fund, 2014-31A C	3.732%	4/18/26	500,000	501,752	(a)(b)
Dryden Senior Loan Fund, 2014-34A D	4.480%	10/15/26	250,000	246,909	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.630%	1/17/26	500,000	503,591	(a)(b)
Greenpoint Home Equity Loan Trust, 2004-4 A	1.264%	8/15/30	110,394	105,257	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	146,603	146,258
GSAA Trust, 2006-5 2A3	1.026%	3/25/36	988,555	691,609	(a)
GSAMP Trust, 2004-OPT B1	3.156%	11/25/34	53,966	34,407	(a)
GSAMP Trust, 2004-SEA2 M2	2.006%	3/25/34	1,168,841	826,364	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.992%	10/25/46	310,933	261,415	(a)(b)
Indymac Seconds Asset Backed Trust, 2006-A A	1.016%	6/25/36	2,173,544	433,274	(a)
IXIS Real Estate Capital Trust, 2005-HE4 A3	1.436%	2/25/36	12,769	12,759	(a)
Lehman XS Trust, 2006-8 2A4A	1.016%	6/25/36	1,851,047	1,200,220	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.581%	9/25/31	121,465	114,728	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	1.881%	5/25/32	118,559	117,391	(a)
Madison Park Funding Ltd., 2013-11A C	3.632%	10/23/25	250,000	250,038	(a)(b)
Marathon CLO Ltd., 2015-8A C	4.932%	7/18/27	250,000	237,270	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	1.881%	9/25/33	572,817	525,094	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	1.816%	9/25/34	74,135	68,309	(a)
Morgan Stanley Capital Inc., 2004-HES M2	2.467%	6/25/34	899,109	847,328	(a)
Navient Student Loan Trust, 2016-6A A2	1.506%	3/25/66	600,000	601,729	(a)(b)
New Century Home Equity Loan Trust, 2004-3 M1	1.686%	11/25/34	638,898	584,668	(a)
Novastar Home Equity Loan, 2004-1 M3	1.581%	6/25/34	690,000	652,909	(a)
Option One Mortgage Loan Trust, 2005-1 A4	1.556%	2/25/35	55,635	55,448	(a)
Option One Mortgage Loan Trust, 2005-3 M4	1.376%	8/25/35	1,040,000	479,241	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	425,562	394,656	(a)
Park Place Securities Inc., 2004-WHQ2 M2	1.701%	2/25/35	139,406	140,025	(a)
Park Place Securities Inc., 2005-WHQ1 M6	1.926%	3/25/35	830,000	599,256	(a)
People’s Choice Home Loan Securities Trust, 2004-2 M1	1.656%	10/25/34	77,653	77,006	(a)
RAAC Series, 2006-RP2 A	0.784%	2/25/37	157,422	156,527	(a)(b)
RAAC Series, 2006-RP3 A	0.804%	5/25/36	478,317	461,384	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.382%	7/25/26	250,000	237,478	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.616%	6/25/33	581,338	559,984	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.636%	8/25/33	71,289	66,611	(a)
Renaissance Net Interest Margin Trust, 2007-2 N	8.353%	6/25/37	128,633	1	*(b)(j)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.881%	8/25/33	19,566	18,037	(a)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	5.290%	6/25/33	5,102	5,205
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.318%	4/25/31	525,174	284,567	(a)
Residential Asset Securities Corp., 2006-KS2 M3	1.166%	3/25/36	1,260,000	883,506	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	0.886%	5/25/36	759,164	687,208	(a)
SACO I Trust, 2006-3 A3	1.044%	4/25/36	177,623	366,488	(a)
SACO I Trust, 2006-4 A1	0.924%	3/25/36	177,487	315,150	(a)
SLM Student Loan Trust, 2007-A A4A	1.203%	12/16/41	600,000	526,014	(a)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	700,000	677,506	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	800,000	787,685	(b)
Sofi Consumer Loan Program, 2016-3 A	3.050%	12/26/25	598,951	597,695	(b)
Structured Asset Investment Loan Trust, 2004-9 M4	2.534%	10/25/34	117,619	92,797	(a)
Venture CDO Ltd., 2014-16A A3L	3.630%	4/15/26	500,000	500,303	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $23,992,408)				25,005,557

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.0%
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.4%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	90,000	$93,150
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	204,250	(b)

Total Auto Components				297,400

Automobiles - 2.1%
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000	276,371	(c)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	415,367	(c)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,014,513	(c)

Total Automobiles				1,706,251

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000	32,925

Media - 1.3%
Comcast Corp., Senior Notes	6.500%	1/15/17	400,000	400,565	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000	435,000
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	200,450

Total Media				1,036,015

TOTAL CONSUMER DISCRETIONARY				3,072,591

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.146%	2/1/21	440,000	447,999	(a)(c)

Food Products - 1.1%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	933,629	(c)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	413,234	(c)

TOTAL CONSUMER STAPLES				1,794,862

ENERGY - 6.6%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	260,601	(c)

Oil, Gas & Consumable Fuels - 6.3%
Chesapeake Energy Corp., Senior Notes	4.130%	4/15/19	400,000	404,000	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	506,570	(c)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	247,200	(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	4.593%	8/1/66	80,000	75,342	(a)(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	120,000	123,122	(a)(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	210,000	213,938	(d)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	266,167	(d)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,230,000	1,201,956	(c)
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	245,312
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	211,225	(d)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	586,995	(c)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	210,000	265,245	(b)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	500,000	504,455
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	249,375

Total Oil, Gas & Consumable Fuels				5,100,902

TOTAL ENERGY				5,361,503

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 16.9%
Banks - 11.6%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	650,000	$650,812	(a)(e)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	661,958	(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	570,000	565,867	(a)(e)
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	900,000	922,360	(c)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	260,000	306,553	(a)(b)(c)(e)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	620,000	683,252	(a)(b)(c)(e)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	1,265,748	(a)(c)(e)
M&T Bank Corp., Junior Subordinated Bonds	6.450%	2/15/24	1,190,000	1,276,275	(a)(c)(e)
PNC Financial Services Group Inc., Junior Subordinated Bonds	4.850%	6/1/23	990,000	953,073	(a)(c)(e)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	1/30/17	1,800,000	1,768,590	(a)(c)(e)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	463,311	(c)

Total Banks				9,517,799

Capital Markets - 2.0%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	1,228,713	(a)(c)(e)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	1/30/17	43,000	34,776	(a)(e)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	340,000	339,854

Total Capital Markets				1,603,343

Consumer Finance - 1.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	255,375
American Express Co., Senior Notes	2.650%	12/2/22	517,000	509,737	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	562,522	(c)

Total Consumer Finance				1,327,634

Diversified Financial Services - 0.9%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	490,000	496,985	(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	206,625

Total Diversified Financial Services				703,610

Insurance - 0.8%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	680,000	690,200	(a)(c)(e)

TOTAL FINANCIALS				13,842,586

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	139,000	142,381	(c)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	453,557	(c)

TOTAL HEALTH CARE				595,938

INDUSTRIALS - 2.3%
Airlines - 0.4%
Air 2 U.S., Notes	8.027%	10/1/19	17,625	18,584	(b)
American Airlines, Pass Through Trust, Secured Bonds	4.100%	1/15/28	249,240	254,536	(c)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	38,004	43,706

Total Airlines				316,826

Construction & Engineering - 0.2%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	217,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.7%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,312,000	$1,363,102	(a)(c)(e)

TOTAL INDUSTRIALS				1,896,928

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	259,675

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	18,000	18,713	(b)

Technology Hardware, Storage & Peripherals - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	340,000	352,161	(b)(c)

TOTAL INFORMATION TECHNOLOGY				630,549

MATERIALS - 1.8%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	267,688	(b)

Construction Materials - 0.9%
Cemex SAB de CV, Senior Secured Notes	5.630%	10/15/18	650,000	680,063	(a)(b)(c)

Metals & Mining - 0.6%
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	500,000	492,500

TOTAL MATERIALS				1,440,251

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	200,000	204,500

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	817,988	(c)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	45,000	44,100

Total Diversified Telecommunication Services				862,088

Wireless Telecommunication Services - 1.6%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	564,450
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	779,775

Total Wireless Telecommunication Services				1,344,225

TOTAL TELECOMMUNICATION SERVICES				2,206,313

TOTAL CORPORATE BONDS & NOTES (Cost - $28,802,687)				31,046,021

MORTGAGE-BACKED SECURITIES - 2.5%
GNMA - 2.5%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	155,604	177,884	(c)
Government National Mortgage Association (GNMA) II	1.695%	8/20/58	129,557	131,568	(a)(c)
Government National Mortgage Association (GNMA) II	2.040%	10/20/59-1/20/60	659,820	676,924	(a)(c)
Government National Mortgage Association (GNMA) II	1.999%	12/20/59	142,159	145,449	(a)(c)
Government National Mortgage Association (GNMA) II	2.010%	12/20/59	598,015	612,321	(a)(c)
Government National Mortgage Association (GNMA) II	1.701%	7/20/60	134,961	137,159	(a)(c)

Government National Mortgage Association (GNMA) II	1.864%	7/20/60	142,305	145,277	(a)(c)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,018,069)				2,026,582

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 2.9%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.1%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	768,986		$773,525	(f)(g)
Virgin Media Investment Holdings Ltd., USD Term Loan I	—	1/31/25	137,809		138,613	(h)

Total Media					912,138

Specialty Retail - 0.3%
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/27/23	241,816		244,580	(f)(g)

TOTAL CONSUMER DISCRETIONARY					1,156,718

INDUSTRIALS - 0.4%
Airlines - 0.4%
American Airlines Inc., New Term Loan	3.256%	6/27/20	291,795		293,641	(f)(g)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., 2016 USD Term Loan	3.756%	3/24/21	217,701		220,105	(f)(g)

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	711,984		690,497	(f)(g)

TOTAL SENIOR LOANS (Cost - $2,315,659)					2,360,961

SOVEREIGN BONDS - 4.8%
Brazil - 3.0%
Federative Republic of Brazil, Notes	10.000%	1/1/21	7,980,000	BRL	2,367,322
Federative Republic of Brazil, Notes	10.000%	1/1/23	405,000	BRL	117,385

Total Brazil					2,484,707

Mexico - 1.3%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		101,150	(c)
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	703,603
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		215,513	(c)

Total Mexico					1,020,266

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		432,564	(d)

TOTAL SOVEREIGN BONDS (Cost - $4,349,935)					3,937,537

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Bonds (Cost - $285,762)	2.250%	8/15/46	300,000		252,258

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $13,316)			1,628		2,199	*(i)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 2.4%
FINANCIALS - 2.4%
Capital Markets - 2.4%
Northern Trust Corp.	5.850%	28,000	$701,680
State Street Corp.	5.900%	49,000	1,267,630	(a)

TOTAL FINANCIALS			1,969,310

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%	723,900	9,771	*(i)

TOTAL PREFERRED STOCKS (Cost - $2,035,134)			1,979,081

TOTAL INVESTMENTS - 131.6% (Cost - $104,577,098#)			107,626,795
Liabilities in Excess of Other Assets - (31.6)%			(25,818,987)

TOTAL NET ASSETS - 100.0%			$81,807,808

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	All or a portion of this loan is unfunded as of December 31, 2016. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(j)	The coupon payment on these securities is currently in default as of December 31, 2016.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	1/27/17	$120.00	17	$266

TOTAL WRITTEN OPTIONS (Premiums received - $3,867)				$266

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$41,016,599	—	$41,016,599
Asset-Backed Securities	—	25,005,557	—	25,005,557
Corporate Bonds & Notes	—	31,046,021	—	31,046,021
Mortgage-Backed Securities	—	2,026,582	—	2,026,582
Senior Loans	—	2,360,961	—	2,360,961
Sovereign Bonds	—	3,937,537	—	3,937,537
U.S. Government & Agency Obligations	—	252,258	—	252,258
Common Stocks	—	—	$2,199	2,199
Preferred Stocks:
Financials	$1,969,310	—	—	1,969,310
Industrials	—	—	9,771	9,771

Total Investments	$1,969,310	$105,645,515	$11,970	$107,626,795

Other Financial Instruments:
Futures Contracts	$1,881	—	—	$1,881
Centrally Cleared Interest Rate Swaps	—	$2,085,330	—	2,085,330

Total Other Financial Instruments	$1,881	$2,085,330	—	$2,087,211

Total	$1,971,191	$107,730,845	$11,970	$109,714,006

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$266	—	—	$266
Futures Contracts	92,427	—	—	92,427
Forward Foreign Currency Contracts	—	$60,689	—	60,689
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	1,287	—	1,287

Total	$92,693	$61,976	—	$154,669

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,050,651
Gross unrealized depreciation	(3,000,954)

Net unrealized appreciation/depreciation	$3,049,697

At December 31, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	1.80%	2/22/16	TBD	**	$256,088	Sovereign Bonds	$316,663
Barclays Capital Inc.	1.85%	2/22/16	TBD	**	203,100	Corporate Bonds & Notes	247,200
Barclays Capital Inc.	1.95%	2/22/16	TBD	**	1,203,050	Corporate Bonds & Notes	1,882,019
Bank of America	1.15%	12/21/16	3/21/17		7,247,000	Collateralized Mortgage Obligations Mortgage-Backed Securities	6,372,580 2,026,582
Morgan Stanley	1.45%	10/14/16	1/12/17		4,605,930	Corporate Bonds & Notes Cash	4,997,869 163,280
Morgan Stanley	1.65%	10/24/16	1/23/17		6,376,000	Corporate Bonds & Notes Cash	6,567,720 226,028
Morgan Stanley	1.80%	10/24/16	1/23/17		600,000	Corporate Bonds & Notes Cash	690,200 21,270
Morgan Stanley	2.15%	10/24/16	1/23/17		1,056,000	Corporate Bonds & Notes Cash	1,450,423 37,435
Morgan Stanley	1.48%	11/8/16	2/6/17		3,695,000	Corporate Bonds & Notes Cash	3,949,680 130,987
Royal Bank of Canada	2.27%	12/16/16	3/16/17		474,000	Collateralized Mortgage Obligations	606,746
Royal Bank of Canada	2.37%	12/16/16	3/16/17		525,000	Collateralized Mortgage Obligations	657,876
Royal Bank of Canada	1.42%	10/5/16	1/5/17		2,761,685	Corporate Bonds & Notes	2,829,037
Royal Bank of Canada	1.42%	12/12/16	1/5/17		133,787	Corporate Bonds & Notes	142,381

					$29,136,640		$33,315,976

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At December 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	121	3/17	$15,120,908	$15,038,031	$(82,877)
U.S. Treasury Ultra Long-Term Bonds	6	3/17	971,050	961,500	(9,550)

					(92,427)

Contracts to Sell:
90-Day Eurodollar	81	3/17	20,040,924	20,039,400	1,524
U.S. Treasury 2-Year Notes	2	3/17	433,712	433,375	337
U.S. Treasury 5-Year Notes	1	3/17	117,684	117,664	20

					1,881

Net unrealized depreciation on open futures contracts					$(90,546)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
MXN	10,780,000	USD	551,737	Citibank N.A.	1/20/17	$(32,900)
MXN	3,290,000	USD	171,691	Citibank N.A.	1/20/17	(13,345)
USD	903,070	BRL	3,000,000	Citibank N.A.	1/20/17	(14,444)

Total						$(60,689)

Abbreviations used in this table:

BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar

At December 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(2,898)	$139,481
Chicago Mercantile Exchange	25,000,000	6/28/26	1.454% semi-annually	3-Month LIBOR quarterly	(41,595)	1,945,849

Total	$27,500,000				$(44,493)	$2,085,330

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/20)	$10,000	3/20/20	0.89%	5.000% quarterly	$(1,287)	$102	$(1,389)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 24, 2017